Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Cost, Begining Balance	$ 166,455	$ 140,698
Accumulated depreciation, Begining Balance	116,474	99,387
Net book value	107,906	49,981
Cost, Additions during the year	80,738	25,757
Cost, Disposals during the year	(8,970)
Cost, Ending Balance	238,223	166,455
Accumulated depreciation, Addition	22,814	17,087
Accumulated depreciation, Disposals during the year	(8,971)
Accumulated depreciation, Ending Balance	130,317	116,474
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost, Begining Balance	94,805	94,805
Accumulated depreciation, Begining Balance	92,919	83,429
Net book value	10,013	1,886
Cost, Additions during the year	12,222
Cost, Disposals during the year	(8,970)
Cost, Ending Balance	98,057	94,805
Accumulated depreciation, Addition	4,096	9,490
Accumulated depreciation, Disposals during the year	(8,971)
Accumulated depreciation, Ending Balance	88,044	92,919
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost, Begining Balance	24,334	15,297
Accumulated depreciation, Begining Balance	9,386	5,360
Net book value	35,660	14,948
Cost, Additions during the year	33,460	9,037
Cost, Ending Balance	57,794	24,334
Accumulated depreciation, Addition	12,748	4,026
Accumulated depreciation, Ending Balance	22,134	9,386
Furniture and Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost, Begining Balance	31,273	30,596
Accumulated depreciation, Begining Balance	13,146	10,598
Net book value	46,937	18,127
Cost, Additions during the year	32,109	677
Cost, Ending Balance	63,382	31,273
Accumulated depreciation, Addition	3,299	2,548
Accumulated depreciation, Ending Balance	16,445	13,146
R&D Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost, Begining Balance	16,043
Accumulated depreciation, Begining Balance	1,023
Net book value	15,296	15,020
Cost, Additions during the year	2,947	16,043
Cost, Ending Balance	18,990	16,043
Accumulated depreciation, Addition	2,671	1,023
Accumulated depreciation, Ending Balance	$ 3,694	$ 1,023